Finite-Lived Intangible Assets (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value	¥ 4,285		¥ 4,893
Finite lived intangible assets accumulated impairment	(783)		(782)
Finite-lived intangible assets, accumulated amortization	(2,248)		(2,422)
Finite-lived intangible assets, net carrying value	1,254	$ 182	1,689
Trademarks
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value	966		1,054
Finite lived intangible assets accumulated impairment	(238)		(238)
Finite-lived intangible assets, accumulated amortization	(324)		(278)
Finite-lived intangible assets, net carrying value	404	59	538
Technology
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value	1,059		1,087
Finite lived intangible assets accumulated impairment	(52)		(52)
Finite-lived intangible assets, accumulated amortization	(652)		(486)
Finite-lived intangible assets, net carrying value	355	51	549
Intellectual property right
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value	1,769		1,691
Finite lived intangible assets accumulated impairment	(473)		(473)
Finite-lived intangible assets, accumulated amortization	(924)		(841)
Finite-lived intangible assets, net carrying value	372	54	377
Online literature
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value	141		155
Finite lived intangible assets accumulated impairment	0		0
Finite-lived intangible assets, accumulated amortization	(110)		(76)
Finite-lived intangible assets, net carrying value	31	4	79
Others
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value	350		906
Finite lived intangible assets accumulated impairment	(20)		(19)
Finite-lived intangible assets, accumulated amortization	(238)		(741)
Finite-lived intangible assets, net carrying value	¥ 92	$ 14	¥ 146